TAXES (Details 1)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax at the Statutory Federal Rate	21.00%	0.00%
State Income Taxes	5.50%	0.00%
Valuation Allowance	(26.50%)	0.00%
Effective Income Tax Rate	0.00%	0.00%